Note 27 - Financial Instruments (Details Textual) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2017 USD ($)
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 7,129	$ 2,824	$ 4,522	$ 1,939	$ 1,900	$ 10,970
Current Ratio	1.25	1.04	1.43	1.03
Total borrowings	$ 21,686	$ 25,954	$ 19,267	$ 22,340
Restricted cash and cash equivalents	632	1,013	1,319
Total provisions	3,818	3,066	3,932	2,758
Total non-current portion of non-current borrowings	19,359	24,642	18,380	18,385
Currency risk, AUD [member]
Statement Line Items [Line Items]
Total cash and cash equivalents		2,300
Total borrowings		2,500
Restricted cash and cash equivalents		1,000
Total trade and other receivables		12,300
Total trade and other payables		10,600
Total provisions		2,000
Currency risk, GBP [member]
Statement Line Items [Line Items]
Total cash and cash equivalents		100
Total trade and other receivables		200
Total trade and other payables		1,500
Total provisions		1,100
Debtor finance facility to support working capital requirements [member]
Statement Line Items [Line Items]
Line of credit, maximum borrowing capacity			3,600
Total borrowings	900	500	800
Shareholder loans [member]
Statement Line Items [Line Items]
Total non-current portion of non-current borrowings	$ 18,242	$ 23,400	$ 18,242	$ 18,092